LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
Schedule of Other Equity Investments

	December 31,	December 31,
	2022	2023
	RMB	RMB
EEO Group	38,000,000	38,000,000
Total other equity investments	38,000,000	38,000,000